Fair value of financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
At carrying value [member]
Debt instruments measured at amortized cost [abstract]
Trade receivables (current)	€ 30,871	€ 40,977	€ 36,891
Other financial assets (non-current)	712	580	1,530
Other current non-trade receivables	1,618	1,676	1,461
Cash and cash equivalents	111,538	128,897	115,506
Total debt instruments	144,739	172,130	155,388
Financial assets at fair value through profit or loss [abstract]
Derivatives	23	9	117
Convertible loan	6,203	2,750	0
Total financial assets measured at fair value	6,226	2,759	117
Equity instruments designated at fair value through OCI [abstract]
Non-listed equity investments	3,842	3,046	2,701
Total equity instruments designated at fair value through OCI	3,842	3,046	2,701
At fair value [member]
Debt instruments measured at amortized cost [abstract]
Trade receivables (current)	30,871	40,977	36,891
Other financial assets (non-current)	712	580	1,530
Other current non-trade receivables	1,618	1,676	1,461
Cash and cash equivalents	111,538	128,897	115,506
Total debt instruments	144,739	172,130	155,388
Financial assets at fair value through profit or loss [abstract]
Derivatives	0	0	0
Convertible loan	0	0	0
Total financial assets measured at fair value	0	0	0
Equity instruments designated at fair value through OCI [abstract]
Non-listed equity investments	0	0	0
Total equity instruments designated at fair value through OCI	€ 0	€ 0	€ 0